Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Line Item]
Total	$ 51,089,213	$ 32,271,270
Less: Accumulated depreciation	(20,645,231)	(9,067,879)
Property and equipment, gross	30,443,982	22,609,391
Construction in progress	51,030,667
Property and equipment, net	81,474,649	22,609,391
Miners for Bitcoins [Member]
Property and Equipment, Net [Line Item]
Total	50,853,637	32,006,128
Miners for ETH [Member]
Property and Equipment, Net [Line Item]
Total		211,142
Vehicles [Member]
Property and Equipment, Net [Line Item]
Total	$ 235,576